Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) - MXN ($) $ in Thousands		3 Months Ended				9 Months Ended
	Dec. 05, 2025	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Sales:
Trade		$ 378,111,290		$ 425,509,365		$ 1,164,233,536		$ 1,239,573,673
Services income		769,252		612,634		1,857,531		1,974,771
(Impairment) of wells, pipelines, properties, plant and equipment, net		(12,418,495)		(34,292,454)		(52,612,179)		(51,841,445)
Cost of sales		329,143,087		346,444,413		916,972,389		1,032,195,736
Gross income		37,318,960		45,385,132		196,506,499		157,511,263
Distribution, transportation and sale expenses		7,074,188		3,529,791		18,341,534		11,262,411
Administrative expenses		47,352,788		43,540,791		151,814,739		128,017,247
Other revenue		6,283,405		3,332,125		22,718,590		11,913,242
Other expenses		2,059,883		1,138,712		9,465,419		4,591,260
Operating income		(12,884,494)		507,963		39,603,397		25,553,587
Financing income		3,067,228	[1]	2,075,540	[1]	10,154,813	[2]	12,269,991	[2]
Financing (cost)		34,703,183	[3]	42,612,769	[3]	114,571,963	[4]	113,713,251	[4]
Derivative financial instruments income (cost), net		(2,825,596)		2,499,784		18,106,809		(13,283,533)
Foreign exchange income (loss), net	$ 10,651,157	33,384,178		(130,111,060)		153,011,244		(256,406,202)
Profit (loss) sharing in associates		405,415		156,623		771,517		421,839
Welfare oil duty		47,486,279		0		150,554,257		0
Total duties, taxes and other		199,699		(6,028,518)		1,576,566		84,945,189
Net (loss) income		(61,242,430)		(161,455,401)		(45,055,006)		(430,102,758)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		39,170,020		35,161,768		112,567,972		109,420,397
Depreciation of rights of use		1,510,106		1,594,650		4,577,695		4,510,326
Net periodic cost of employee benefits		37,953,784		35,224,488		112,232,904		104,220,148
Interest income		2,594,918		3,331,999		8,003,507		9,520,007
Interest cost		32,210,826		38,554,573		105,196,138		106,320,411
Total current assets		745,704,518				745,704,518				$ 439,554,720
Total non-current assets		1,652,698,150				1,652,698,150				1,769,197,863
Total current liabilities		1,209,530,769				1,209,530,769				1,207,523,381
Total long-term liabilities		3,084,669,561				3,084,669,561				2,985,004,938
Total equity (deficit)		(1,895,797,662)		(1,739,181,706)		(1,895,797,662)		(1,739,181,706)		(1,983,775,736)	$ (1,652,978,810)
Intersegment eliminations
Sales:
Intersegment		(191,716,803)		(407,269,319)		(761,771,801)		(1,196,896,347)
Cost of sales		(189,975,992)		(416,491,176)		(747,764,751)		(1,186,195,738)
Transfer of good and services		(5,367,947)				(5,932,430)
Gross income		3,627,136		9,221,857		(8,074,620)		(10,700,609)
Distribution, transportation and sale expenses		(508,992)		1,641,598		(2,646,868)		(1,507,786)
Administrative expenses		(243,703)		7,450,770		(9,503,671)		(9,235,740)
Transfer of services		4,458,735				4,060,188
Other expenses								54,408
Operating income		7,572		(10,620)		19,636		(11,491)
Financing income		(33,347,197)		(73,908,139)		(156,546,115)		(227,899,376)
Financing (cost)		(33,339,627)		(73,918,760)		(156,526,481)		(227,910,868)
Profit (loss) sharing in associates		27,092,917		160,942,680		(34,447,650)		417,953,100
Net (loss) income		27,092,919		160,942,681		(34,447,648)		417,953,101
Total current assets		(7,993,751,678)				(7,993,751,678)				(3,675,846,301)
Total non-current assets		180,489,499				180,489,499				(450,532,299)
Total current liabilities		(7,993,499,188)				(7,993,499,188)				(3,675,760,337)
Total long-term liabilities		(1,152,152,383)				(1,152,152,383)				(1,458,503,067)
Total equity (deficit)		1,332,389,392				1,332,389,392				1,007,884,804
Eliminations And Reconciling Items
Sales:
Other expenses		(86,476)		140,109		(3,905)
Exploration and Extraction
Sales:
Trade		50,764,777				176,773,987
Intersegment		2,155,214				111,460,130
Services income		(7,898)				447
(Impairment) of wells, pipelines, properties, plant and equipment, net		5,603,176				(32,390,160)
Cost of sales		114,826,386				285,215,498
Transfer of good and services		(31,844,171)				(122,255,887)
Gross income		(24,466,946)				92,884,793
Distribution, transportation and sale expenses		55,296				153,016
Administrative expenses		8,555,989				30,347,273
Transfer of services		(7,250,136)				38,889,390
Other revenue		4,135,640				15,051,184
Other expenses		(542,519)				7,988,784
Operating income		(21,149,936)				30,557,514
Financing income		6,087,046				25,529,785
Financing (cost)		28,452,285				111,580,914
Derivative financial instruments income (cost), net		(38,104,209)				9,642,392
Foreign exchange income (loss), net		56,534,947				198,944,489
Profit (loss) sharing in associates		330,555				437,551
Welfare oil duty		47,486,279				150,554,257
Total duties, taxes and other		0
Net (loss) income		(72,240,161)				2,976,560
Depreciation and amortization of wells, pipelines, properties, plant and equipment		33,270,898				96,895,405
Depreciation of rights of use		69,644				216,820
Net periodic cost of employee benefits		10,762,184				31,842,612
Interest income		49,415				116,288
Interest cost		(860,703)				(3,277,826)
Total current assets		277,064,885				277,064,885
Total non-current assets		886,674,125				886,674,125
Total current liabilities		989,501,905				989,501,905
Total long-term liabilities		1,694,612,841				1,694,612,841
Total equity (deficit)		(1,520,375,736)				(1,520,375,736)
Exploration and Production
Sales:
Trade				80,278,436				247,919,624
Intersegment				143,637,481				403,171,242
Services income				6,888				20,086
(Impairment) of wells, pipelines, properties, plant and equipment, net				(3,567,530)				15,447,401
Cost of sales				120,233,424				375,889,863
Gross income				100,121,851				290,668,490
Distribution, transportation and sale expenses				170,930				501,931
Administrative expenses				(250,615)				19,643,247
Other revenue				1,043,584				4,480,559
Other expenses				1,089,478				3,316,677
Operating income				100,155,642				271,687,194
Financing income				20,110,041				57,185,776
Financing (cost)				42,437,595				135,386,982
Derivative financial instruments income (cost), net				1,359,497				(9,379,711)
Foreign exchange income (loss), net				(35,021,117)				(55,653,581)
Profit (loss) sharing in associates				(117,478)				(10,983)
Total duties, taxes and other				1,361,451				79,062,082
Net (loss) income				42,687,539				49,379,631
Depreciation and amortization of wells, pipelines, properties, plant and equipment				29,911,969				92,924,986
Depreciation of rights of use				82,547				242,968
Net periodic cost of employee benefits				9,887,798				29,300,521
Interest income				33,895				135,581
Interest cost				(304,596)				(3,214,151)
Total current assets										1,122,872,816
Total non-current assets										938,768,113
Total current liabilities										696,209,532
Total long-term liabilities										1,934,280,036
Total equity (deficit)										(568,848,639)
Industrial Processes
Sales:
Trade		131,941,832				388,670,839
Intersegment		75,672,977				225,131,873
Services income		35,348				87,157
(Impairment) of wells, pipelines, properties, plant and equipment, net		11,748,726				2,797,840
Cost of sales		92,449,357				382,311,792
Transfer of good and services		36,371,489				119,175,607
Gross income		90,578,037				115,200,310
Distribution, transportation and sale expenses		(492,730)				5,394,666
Administrative expenses		7,469,215				28,988,604
Transfer of services		1,207,326				12,229,977
Other revenue		208,463				1,302,745
Other expenses		1,859,440				645,363
Operating income		80,743,249				69,244,445
Financing income		102,078				295,895
Financing (cost)		2,548,993				24,030,311
Derivative financial instruments income (cost), net		(14,065)				110,131
Foreign exchange income (loss), net		8,374,581				21,379,625
Profit (loss) sharing in associates		923,036				923,036
Net (loss) income		87,579,886				67,922,821
Depreciation and amortization of wells, pipelines, properties, plant and equipment		1,459,904				4,742,392
Depreciation of rights of use		(601,249)				761,624
Net periodic cost of employee benefits		12,347,869				36,144,669
Interest income		81,544				278,103
Interest cost		801,864				2,721,508
Total current assets		307,695,355				307,695,355
Total non-current assets		219,906,486				219,906,486
Total current liabilities		311,200,480				311,200,480
Total long-term liabilities		611,646,322				611,646,322
Total equity (deficit)		(395,244,961)				(395,244,961)
Industrial Transformation
Sales:
Trade				161,060,502				482,381,043
Intersegment				94,400,399				270,362,746
Services income				41,949				218,618
(Impairment) of wells, pipelines, properties, plant and equipment, net				(31,479,678)				(67,871,770)
Cost of sales				293,114,118				856,919,283
Gross income				(69,090,946)				(171,828,646)
Distribution, transportation and sale expenses				450,549				10,651,527
Administrative expenses				10,867,203				38,005,833
Other revenue				964,661				4,139,087
Other expenses				(125,220)				880,982
Operating income				(79,318,817)				(217,227,901)
Financing income				239,042				780,671
Financing (cost)				9,586,436				27,127,433
Derivative financial instruments income (cost), net				82,940				239,681
Foreign exchange income (loss), net				(113,874,412)				(238,351,425)
Profit (loss) sharing in associates				(800,626)				(1,282,079)
Net (loss) income				(203,258,309)				(482,968,486)
Depreciation and amortization of wells, pipelines, properties, plant and equipment				2,154,679				7,537,623
Depreciation of rights of use				806,041				2,372,894
Net periodic cost of employee benefits				14,150,669				41,900,776
Interest income				89,088				434,202
Interest cost				865,506				2,411,338
Total current assets										225,147,273
Total non-current assets										590,508,074
Total current liabilities										1,728,102,735
Total long-term liabilities										575,378,552
Total equity (deficit)										(1,487,825,940)
Energy Transformation (formerly part of Pemex Industrial Transformation)
Sales:
Trade		13,854,640				56,869,160
Intersegment		(1,149,238)				11,667,955
Services income		(3,716)
(Impairment) of wells, pipelines, properties, plant and equipment, net		(7,627,292)				(876,754)
Cost of sales		12,832,852				65,702,271
Transfer of good and services		9,820,942				26,791,883
Gross income		(17,579,400)				(24,833,793)
Distribution, transportation and sale expenses		140,492				7,211,266
Administrative expenses		4,732,490				9,079,880
Transfer of services		302,848				1,540,308
Other revenue		273,327				1,249,475
Other expenses		800,079				601,750
Operating income		(23,281,982)				(42,017,522)
Financing income		(17,727)
Financing (cost)		(1,576,414)
Foreign exchange income (loss), net		(981,256)				(197,994)
Profit (loss) sharing in associates		(923,036)				(923,036)
Net (loss) income		(23,627,587)				(43,138,552)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		175,255				486,321
Depreciation of rights of use		1,509,167				1,985,413
Net periodic cost of employee benefits		2,638,808				8,313,699
Total current assets		27,337,681				27,337,681
Total non-current assets		6,586,042				6,586,042
Total current liabilities		100,674,589				100,674,589
Total long-term liabilities		47,252,997				47,252,997
Total equity (deficit)		(114,003,863)				(114,003,863)
Logistics
Sales:
Intersegment				22,435,555				69,489,540
Services income				48,725				296,360
(Impairment) of wells, pipelines, properties, plant and equipment, net				754,754				582,924
Cost of sales				16,209,890				54,822,944
Gross income				7,029,144				15,545,880
Distribution, transportation and sale expenses				1,218,340				1,374,721
Administrative expenses				808,094				8,436,483
Other revenue				97,738				526,696
Other expenses				3,119				103,770
Operating income				5,097,329				6,157,602
Financing income				4,982,629				14,992,318
Financing (cost)				76,177				264,251
Foreign exchange income (loss), net				(268,680)				(463,944)
Profit (loss) sharing in associates				(37)				968
Total duties, taxes and other				1,720,307				4,438,500
Net (loss) income				8,014,757				15,984,193
Depreciation and amortization of wells, pipelines, properties, plant and equipment				1,491,906				4,689,577
Depreciation of rights of use				87,710				272,436
Net periodic cost of employee benefits				2,399,715				6,931,799
Interest income				8,141				17,827
Interest cost				76,141				264,193
Total current assets										294,804,303
Total non-current assets										127,928,147
Total current liabilities										86,307,404
Total long-term liabilities										71,857,552
Total equity (deficit)										264,567,494
DPRLP
Sales:
Trade		42,513,611		48,039,379		129,286,909		123,770,887
Intersegment		4,261,180		3,024,980		14,418,427		13,612,860
Services income				159				348
Cost of sales		44,401,372		51,386,441		138,973,636		136,331,201
Gross income		2,373,419		(321,923)		4,731,700		1,052,894
Administrative expenses		497,742		561,818		1,480,334		1,355,041
Other revenue		25,020		(181,587)		(155,288)		(173,695)
Other expenses		8,033		2		8,033		41
Operating income		1,892,664		(1,065,330)		3,088,045		(475,883)
Financing income		232,574		352,404		659,235		896,940
Financing (cost)		30,206		99,917		101,842		193,978
Derivative financial instruments income (cost), net				3,273				95,455
Total duties, taxes and other		23,191		33,412		34,368		81,431
Net (loss) income		2,071,841		(842,982)		3,611,070		241,103
Depreciation and amortization of wells, pipelines, properties, plant and equipment		701,949		783,917		2,229,636		1,870,533
Depreciation of rights of use		156,667		198,393		489,782		476,839
Interest income		100,656		66,244		242,894		234,578
Interest cost		30,206		99,917		101,842		193,978
Total current assets		34,275,277				34,275,277				32,870,141
Total non-current assets		31,478,307				31,478,307				34,744,185
Total current liabilities		8,975,826				8,975,826				7,891,750
Total long-term liabilities		1,982,675				1,982,675				1,950,666
Total equity (deficit)		54,795,083				54,795,083				57,771,910
Trading Companies
Sales:
Trade		133,352,818		131,522,956		393,279,933		368,971,198
Intersegment		97,587,849		135,467,793		321,869,443		387,016,950
Services income		395,886		504,387		1,153,728		1,414,191
Cost of sales		229,123,135		265,862,892		699,816,860		747,680,464
Gross income		2,213,418		1,632,244		16,486,244		9,721,875
Distribution, transportation and sale expenses		7,904,249		20,994		7,936,717		91,281
Administrative expenses		816,205		831,429		2,604,782		2,518,863
Other revenue		254,583		484,018		762,035		751,330
Other expenses		2,713		30,019		8,590		46,460
Operating income		(6,255,166)		1,233,820		6,698,190		7,816,601
Financing income		308,236		348,326		1,003,709		943,281
Financing (cost)		1,336,726		1,971,128		4,833,592		5,546,933
Derivative financial instruments income (cost), net		(128,991)		402,766		(455,046)		(241,846)
Foreign exchange income (loss), net		(193,474)		(25,555)		(417,009)		(483,957)
Profit (loss) sharing in associates		1,794,533		(2,059,213)		11,166,542		(47,807)
Total duties, taxes and other		(2,877)		1,132,915		1,067,819		2,661,553
Net (loss) income		(5,808,711)		(3,203,899)		12,094,975		(222,214)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		68,009		68,339		207,539		204,574
Depreciation of rights of use		218,185		192,390		659,425		541,933
Net periodic cost of employee benefits		(2,188)		1,312		(3,309)		2,887
Interest income		179,086		133,038		580,185		365,766
Interest cost		908,201		1,414,106		3,462,662		4,191,533
Total current assets		248,273,011				248,273,011				287,375,832
Total non-current assets		132,713,198				132,713,198				130,862,284
Total current liabilities		221,701,317				221,701,317				255,198,459
Total long-term liabilities		1,521,565				1,521,565				1,814,052
Total equity (deficit)		157,763,327				157,763,327				161,225,605
Corporate
Sales:
Intersegment				(6,101,146)				14,579,558
Services income				145				584
Cost of sales				313,815				863,996
Gross income				(6,414,816)				13,716,146
Distribution, transportation and sale expenses				28,082				118,728
Administrative expenses				21,230,095				61,934,091
Other revenue				748,521				903,347
Other expenses				7				73,354
Operating income				(26,924,479)				(47,506,680)
Financing income				49,348,539				163,754,808
Financing (cost)				61,497,005				170,824,916
Derivative financial instruments income (cost), net				651,308				(3,997,112)
Foreign exchange income (loss), net				21,203,103				42,206,754
Profit (loss) sharing in associates				(154,725,343)				(415,556,484)
Total duties, taxes and other				(10,608,564)				(1,969,233)
Net (loss) income				(161,335,313)				(429,954,397)
Depreciation and amortization of wells, pipelines, properties, plant and equipment				143,772				427,909
Depreciation of rights of use				150,631				451,895
Net periodic cost of employee benefits				8,769,135				26,036,992
Interest income				2,524,382				7,070,805
Interest cost				35,873,244				100,872,900
Total current assets										2,040,342,693
Total non-current assets										(171,049,739)
Total current liabilities										2,051,344,378
Total long-term liabilities										1,801,449,926
Total equity (deficit)										(1,983,501,350)
Other Operating Subsidiary Companies
Sales:
Trade		5,683,612		4,608,092		19,352,708		16,530,921
Intersegment		13,188,821		14,404,257		77,223,973		38,663,451
Services income		349,632		10,381		616,199		24,584
(Impairment) of wells, pipelines, properties, plant and equipment, net		22,143,105				(22,143,105)
Cost of sales		25,485,977		15,815,009		92,717,083		45,883,723
Transfer of good and services		(8,980,313)				(17,779,173)
Gross income		(19,426,704)		3,207,721		111,865		9,335,233
Distribution, transportation and sale expenses		(24,127)		(702)		292,737		32,009
Administrative expenses		25,524,850		2,041,997		88,817,537		5,359,429
Transfer of services		1,281,227				(56,719,863)
Other revenue		1,386,372		175,190		4,508,439		1,285,918
Other expenses		18,613		1,198		216,804		115,568
Operating income		(44,840,895)		1,340,418		(27,986,911)		5,114,145
Financing income		29,702,218		602,698		139,212,304		1,615,573
Financing (cost)		37,251,014		863,271		130,551,785		2,279,626
Derivative financial instruments income (cost), net		35,421,669				8,809,332
Foreign exchange income (loss), net		(30,350,620)		(2,124,399)		(66,697,867)		(3,660,049)
Profit (loss) sharing in associates		(28,812,590)		(3,083,360)		23,615,074		(634,876)
Total duties, taxes and other		179,385		331,961		474,379		670,856
Net (loss) income		(76,310,617)		(4,459,875)		(54,074,232)		(515,689)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		3,494,005		607,186		8,006,679		1,765,195
Depreciation of rights of use		157,692		76,938		464,631		151,361
Net periodic cost of employee benefits		12,207,111		15,859		35,935,233		47,173
Interest income		2,184,217		477,211		6,786,037		1,261,248
Interest cost		31,331,258		$ 530,255		102,187,952		$ 1,600,620
Total current assets		7,844,809,987				7,844,809,987				111,987,963
Total non-current assets		194,850,493				194,850,493				567,969,098
Total current liabilities		7,570,975,840				7,570,975,840				58,229,460
Total long-term liabilities		1,879,805,544				1,879,805,544				56,777,221
Total equity (deficit)		$ (1,411,120,904)				$ (1,411,120,904)				$ 564,950,380

[1]	Includes financing income from investments and gain on discount rate of plugging of wells in 2025 and 2024.
[2]	Includes financing income from investments and gain on discount rate of plugging of wells in 2025 and 2024.
[3]	Mainly interest on debt.
[4]	Mainly interest on debt.